Financial Instruments and Risk Management - Notional Amounts of Derivatives (Detail)	Dec. 31, 2017 USD ($)
Euros into Dollars [Member]
Forward exchange for conversion of:
Notional amounts of derivatives	$ 14,400,000
Japanese Yen into Dollars [Member]
Forward exchange for conversion of:
Notional amounts of derivatives	56,800,000
Dollars into NIS [Member]
Forward exchange for conversion of:
Notional amounts of derivatives	30,400,000
Korean Won into Dollars [Member]
Forward exchange for conversion of:
Notional amounts of derivatives	23,100,000
Taiwan Dollars into Dollars [Member]
Forward exchange for conversion of:
Notional amounts of derivatives	21,200,000
Dollars into British Pounds [Member]
Forward exchange for conversion of:
Notional amounts of derivatives	$ 10,700,000